Schedule of Investments(a)
May 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.99%
Aerospace & Defense–4.29%
General Dynamics Corp.	825,446	$121,200,236
Raytheon Technologies Corp.	745,541	48,102,306
Textron, Inc.	1,238,656	38,361,176
		207,663,718
Apparel Retail–0.86%
TJX Cos., Inc. (The)	789,338	41,645,473
Apparel, Accessories & Luxury Goods–0.96%
Capri Holdings Ltd.(b)	3,098,011	46,594,085
Automobile Manufacturers–2.64%
General Motors Co.	4,942,486	127,911,538
Building Products–3.08%
Johnson Controls International PLC	2,657,697	83,478,263
Trane Technologies PLC	728,726	65,738,372
		149,216,635
Cable & Satellite–2.75%
Charter Communications, Inc., Class A(b)	117,639	63,995,616
Comcast Corp., Class A	1,748,640	69,246,144
		133,241,760
Commodity Chemicals–1.00%
Dow, Inc.	1,259,348	48,610,833
Communications Equipment–0.78%
Cisco Systems, Inc.	784,143	37,497,718
Diversified Banks–6.41%
Bank of America Corp.	6,167,115	148,750,814
Citigroup, Inc.	3,010,912	144,252,794
JPMorgan Chase & Co.	178,588	17,378,398
		310,382,006
Electric Utilities–2.78%
Duke Energy Corp.	409,732	35,085,351
Exelon Corp.	1,307,842	50,103,427
FirstEnergy Corp.	1,169,837	49,437,312
		134,626,090
Electronic Components–0.80%
Corning, Inc.	1,693,989	38,606,009
Fertilizers & Agricultural Chemicals–2.68%
Corteva, Inc.	3,516,620	96,038,892
Nutrien Ltd. (Canada)	990,541	33,678,394
		129,717,286
Food Distributors–2.09%
Sysco Corp.	898,698	49,572,182
US Foods Holding Corp.(b)	2,701,872	51,713,830
		101,286,012
Health Care Distributors–1.87%
McKesson Corp.	570,369	90,500,449
Shares		Value
Health Care Equipment–3.45%
Medtronic PLC	988,495	$97,445,837
Zimmer Biomet Holdings, Inc.	550,399	69,537,410
		166,983,247
Health Care Services–1.52%
CVS Health Corp.	1,118,752	73,356,569
Health Care Supplies–1.03%
Alcon, Inc. (Switzerland)(b)	774,153	50,045,750
Home Improvement Retail–0.83%
Kingfisher PLC (United Kingdom)	16,657,663	40,137,707
Insurance Brokers–1.26%
Willis Towers Watson PLC	299,796	60,828,608
Integrated Oil & Gas–4.09%
BP PLC (United Kingdom)	13,634,133	51,772,735
Chevron Corp.	1,006,364	92,283,579
Royal Dutch Shell PLC, Class A (United Kingdom)	3,447,192	54,012,512
		198,068,826
Internet & Direct Marketing Retail–1.24%
Booking Holdings, Inc.(b)	36,468	59,786,369
Investment Banking & Brokerage–5.81%
Charles Schwab Corp. (The)	1,011,608	36,326,843
Goldman Sachs Group, Inc. (The)	637,350	125,232,902
Morgan Stanley	2,712,151	119,877,074
		281,436,819
IT Consulting & Other Services–2.25%
Cognizant Technology Solutions Corp., Class A	2,055,784	108,956,552
Managed Health Care–2.45%
Anthem, Inc.	402,723	118,444,862
Multi-line Insurance–2.31%
American International Group, Inc.	3,713,134	111,616,808
Oil & Gas Exploration & Production–2.04%
Canadian Natural Resources Ltd. (Canada)	1,959,132	35,786,157
Devon Energy Corp.	3,042,388	32,888,214
Marathon Oil Corp.	5,588,827	29,844,336
		98,518,707
Other Diversified Financial Services–2.07%
Equitable Holdings, Inc.	2,160,301	41,283,352
Voya Financial, Inc.	1,305,600	58,817,280
		100,100,632
Packaged Foods & Meats–1.58%
Kellogg Co.	469,957	30,692,892
Mondelez International, Inc., Class A	877,486	45,734,570
		76,427,462
Pharmaceuticals–9.14%
Bristol-Myers Squibb Co.	1,827,744	109,152,872

See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Shares		Value
Pharmaceuticals–(continued)
GlaxoSmithKline PLC (United Kingdom)	1,890,671	$39,155,252
Johnson & Johnson	998,858	148,580,127
Pfizer, Inc.	1,655,425	63,220,681
Sanofi (France)	845,540	82,461,807
		442,570,739
Railroads–2.29%
CSX Corp.	1,549,838	110,937,404
Regional Banks–6.33%
Citizens Financial Group, Inc.	3,812,397	91,878,768
PNC Financial Services Group, Inc. (The)	1,044,703	119,137,930
Truist Financial Corp.	2,596,319	95,492,613
		306,509,311
Semiconductors–5.17%
Intel Corp.	1,672,906	105,275,974
NXP Semiconductors N.V. (Netherlands)	580,967	55,830,929
QUALCOMM, Inc.	1,100,735	89,027,447
		250,134,350
Specialty Chemicals–0.96%
DuPont de Nemours, Inc.	912,084	46,270,021
Systems Software–2.23%
Oracle Corp.	2,004,903	107,803,634
Shares		Value
Technology Hardware, Storage & Peripherals–1.84%
Apple, Inc.	280,187	$89,082,655
Tobacco–3.15%
Philip Morris International, Inc.	2,075,817	152,281,935
Wireless Telecommunication Services–1.96%
Vodafone Group PLC (United Kingdom)	57,465,483	94,854,451
Total Common Stocks & Other Equity Interests (Cost $4,344,553,122)		4,742,653,030
Money Market Funds–1.54%
Invesco Government & Agency Portfolio, Institutional Class, 0.11%(c)(d)	26,201,356	26,201,356
Invesco Liquid Assets Portfolio, Institutional Class, 0.43%(c)(d)	18,467,327	18,483,947
Invesco Treasury Portfolio, Institutional Class, 0.08%(c)(d)	29,944,407	29,944,407
Total Money Market Funds (Cost $74,610,989)		74,629,710
TOTAL INVESTMENTS IN SECURITIES–99.53% (Cost $4,419,164,111)		4,817,282,740
OTHER ASSETS LESS LIABILITIES—0.47%		22,780,905
NET ASSETS–100.00%		$4,840,063,645
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$164,212,407	$260,337,739	$(398,348,790)	$-	$-	$26,201,356	$661,529
Invesco Liquid Assets Portfolio, Institutional Class	117,314,384	186,544,330	(285,396,818)	3,185	18,866	18,483,947	543,817
Invesco Treasury Portfolio, Institutional Class	187,671,322	297,528,845	(455,255,760)	-	-	29,944,407	735,557
Total	$469,198,113	$744,410,914	$(1,139,001,368)	$3,185	$18,866	$74,629,710	$1,940,903

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/05/2020	Bank of New York Mellon (The)	GBP	81,111,866	USD	100,958,318	$784,517
06/05/2020	State Street Bank & Trust Co.	CHF	1,904,416	USD	1,980,263	109
06/05/2020	State Street Bank & Trust Co.	GBP	90,616,172	USD	112,870,843	959,150
06/05/2020	State Street Bank & Trust Co.	USD	5,372,916	CAD	7,531,875	97,452
06/05/2020	State Street Bank & Trust Co.	USD	4,647,203	CHF	4,486,640	17,868
06/05/2020	State Street Bank & Trust Co.	USD	9,565,610	EUR	8,773,380	173,848
06/05/2020	State Street Bank & Trust Co.	USD	9,933,844	GBP	8,119,773	94,140
Subtotal—Appreciation						2,127,084
Currency Risk
06/05/2020	Bank of New York Mellon (The)	CAD	29,781,143	USD	21,340,611	(289,300)
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/05/2020	Bank of New York Mellon (The)	CHF	30,825,102	USD	31,696,339	$(354,668)
06/05/2020	Bank of New York Mellon (The)	EUR	59,636,202	USD	64,779,526	(1,423,497)
06/02/2020	State Street Bank & Trust Co.	CHF	155,036	USD	160,933	(261)
06/05/2020	State Street Bank & Trust Co.	CAD	15,329,527	USD	10,979,041	(154,724)
06/05/2020	State Street Bank & Trust Co.	CHF	8,343,098	USD	8,589,828	(85,072)
06/05/2020	State Street Bank & Trust Co.	EUR	4,190,831	USD	4,538,031	(114,273)
06/05/2020	State Street Bank & Trust Co.	GBP	22,667,336	USD	27,821,904	(172,437)
06/05/2020	State Street Bank & Trust Co.	USD	684,369	CHF	657,535	(684)
06/05/2020	State Street Bank & Trust Co.	USD	20,831,238	GBP	16,701,878	(204,285)
Subtotal—Depreciation						(2,799,201)
Total Forward Foreign Currency Contracts						$(672,117)

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,330,212,816	$412,440,214	$—	$4,742,653,030
Money Market Funds	74,629,710	—	—	74,629,710
Total Investments in Securities	4,404,842,526	412,440,214	—	4,817,282,740
Other Investments - Assets*
Forward Foreign Currency Contracts	—	2,127,084	—	2,127,084
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,799,201)	—	(2,799,201)
Total Other Investments	—	(672,117)	—	(672,117)
Total Investments	$4,404,842,526	$411,768,097	$—	$4,816,610,623

*	Unrealized appreciation (depreciation).
NOTE 2— Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Growth and Income Fund